Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 13,449	£ 24,178
Liabilities at fair value	3,161	7,655
Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,713	6,286
derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,448	1,369
derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,316	5,259
Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	386	5,617
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,747	13,302
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,209	12,505
Liabilities at fair value	0
Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	18
Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,209	12,487
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,723	10,530
Liabilities at fair value	3,068	7,540
Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,652	6,237
Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,416	1,303
Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,241	5,165
Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	4,623
Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	482	742
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	517	1,143
Liabilities at fair value	93	115
Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	61	49
Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	32	66
Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	75	94
Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	386	976
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 56	73
Exchange Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 664	551
Exchange Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,323	4,348
Valuation technique	A
Exchange Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Exchange Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Exchange Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	660	528
Exchange Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,317	4,323
Exchange Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	4	23
Exchange Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 6	25
Interest Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 1,838	2,522
Interest Rate Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1,924	2,532
Valuation technique	A & C
Interest Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Interest Rate Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Interest Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,836	2,515
Interest Rate Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,915	2,526
Interest Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2	7
Interest Rate Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9	6
Equity and Credit Contracts [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 52	54
Equity and Credit Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 160	168
Equity and Credit Contracts [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 283	251
Valuation technique	B & D
Equity and Credit Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Equity and Credit Contracts [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Equity and Credit Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	134	132
Equity and Credit Contracts [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	223	188
Equity and Credit Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	26	36
Equity and Credit Contracts [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	60	63
Netting [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,214)	(1,872)
Netting [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,214)	(1,872)
Netting [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Netting [member] | Level 1 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Netting [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,214)	(1,872)
Netting [member] | Level 2 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,214)	(1,872)
Netting [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Netting [member] | Level 3 [member] | derivative financial instruments [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Debt Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 294	3,251
Valuation technique	A, B & D
Debt Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 9,691	13,229
Valuation technique	D
Debt Securities [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	18
Debt Securities [member] | Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,209	12,487
Debt Securities [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	2,339
Debt Securities [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	482	742
Debt Securities [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	294	894
Debt Securities [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Equity securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0
Valuation technique	B
Equity securities [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0
Equity securities [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Equity securities [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Loans and Advances to Customers [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 92	94
Valuation technique	A
Loans and Advances to Customers [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 56	73
Valuation technique	D
Loans and Advances to Customers [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0
Loans and Advances to Customers [member] | Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Loans and Advances to Customers [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	12
Loans and Advances to Customers [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Loans and Advances to Customers [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	92	82
Loans and Advances to Customers [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 56	73
Debt Securities [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,105	990
Debt Securities [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Debt Securities [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,099	983
Debt Securities [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 6	7
Reverse repurchase agreements - non-trading [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 0	2,110
Reverse repurchase agreements - non-trading [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	2,272
Valuation technique	A
Reverse repurchase agreements - non-trading [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0
Reverse repurchase agreements - non-trading [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	2,110
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	2,272
Reverse repurchase agreements - non-trading [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Reverse repurchase agreements - non-trading [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0
Structured Deposits [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 435	133
Structured Deposits [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Structured Deposits [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	406	104
Structured Deposits [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 29	29
Collateral and associated financial guarantees [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 173	3,053
Collateral and associated financial guarantees [member] | Level 1 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0
Collateral and associated financial guarantees [member] | Level 2 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	147	3,040
Collateral and associated financial guarantees [member] | Level 3 [member] | Other Financial Liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 26	£ 13